Pensions FV Assets Level 3 Reconciliation (Details) (Domestic Pension Benefits, USD $) In Millions						12 Months Ended				12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Private Equity Funds [Member]	Dec. 31, 2009 Private Equity Funds [Member]	Dec. 31, 2010 Private Equity Funds [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2009 Private Equity Funds [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2010 Alternative Investments [Member]	Dec. 31, 2009 Alternative Investments [Member]	Dec. 31, 2010 Alternative Investments [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2009 Alternative Investments [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2010 Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2009 Significant Unobservable Inputs (Level 3) [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at Beginning of Year	$ 362.5	$ 347.1	$ 292.0	$ 13.0	$ 14.8	$ 14.8	$ 15.4	$ 0.1	$ 0.9	$ 0.9	$ 14.5	$ 15.7	$ 29.9
Actual return on plan assets held at reporting date						(2.0)	(1.4)			0.1	0.4	(1.9)	(1.0)
Actual return on plan assets sold/distributed during period						2.3	0.1			0.2	0	2.5	0.1
Purchases, capital contributions, sales and settlements						(2.1)	0.7			(1.1)	(14.0)	(3.2)	(13.3)
Fair Value of Plan Assets at End of Year	$ 362.5	$ 347.1	$ 292.0	$ 13.0	$ 14.8	$ 13.0	$ 14.8	$ 0.1	$ 0.9	$ 0.1	$ 0.9	$ 13.1	$ 15.7